Document and Entity Information	6 Months Ended
Mar. 31, 2020
Document and Entity Information
Entity Registrant Name	Farmmi, Inc.
Entity Central Index Key	0001701261
Current Fiscal Year End Date	--09-30
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Document Type	6-K
Document Period End Date	Mar. 31, 2020
Amendment Flag	false